Form N-1A Supplement	Nov. 04, 2025
Shelton Sustainable Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated November 4, 2025 to the

Prospectus and Statement of Additional Information (“SAI”), each dated

January 1, 2025

Effective October 30, 2025, Justin Sheetz no longer serves as a Portfolio Manager of the Shelton Sustainable Equity Fund. Accordingly, all references to Mr. Sheetz in the Prospectus and SAI are hereby deleted in their entirety.

Please retain this supplement with your Prospectus and SAI